The maturity of bank loans payable as of September 30, 2022 is as follows: (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Within 1 year	$ 3,122	$ 36,094
1 to 2 years	3,241	3,151
2 to 3 years	3,365	3,272
3 to 4 years	3,493	3,396
5 years and thereafter	138,869	141,502
Current portion	3,122	36,094
Non-Current portion	$ 148,968	$ 151,321	$ 66,885